Grandeur Peak US Stalwarts Fund	Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.96%
Argentina — 1.57%
Globant S.A.(a)	10,648	$2,073,272

Canada — 1.53%
Aritzia Inc(a)	40,800	1,339,139
Kinaxis Inc.(a)	5,500	676,596
		2,015,735
Germany — 0.80%
QIAGEN N.V.	23,615	1,050,631

Hong Kong — 1.78%
Techtronic Industries Co Limited(a)	183,400	2,348,742

Ireland — 1.89%
ICON plc(a)	7,563	2,483,992

Israel — 1.72%
CyberArk Software Ltd.(a)	5,125	1,313,947
Nova Measuring Instruments Ltd.(a)	4,610	951,827
		2,265,774
Italy — 0.42%
Stevanato Group SpA	26,925	556,809

United Kingdom — 1.03%
Endava plc - ADR(a)	21,156	674,030
nVent Electric PLC	9,508	690,566
		1,364,596
United States — 87.22%
Align Technology, Inc.(a)	6,929	1,606,697
Apollo Global Management, Inc.	7,396	926,793
Ares Management Corporation, Class A	20,518	3,143,357
Ashtead Group PLC(a)	28,595	2,063,328
Atricure, Inc.(a)	29,480	635,884
Bio-Techne Corporation	7,977	650,843
Blue Owl Capital, Inc.	27,798	530,108
Burlington Stores, Inc.(a)	6,811	1,773,040
Cactus, Inc., Class A	20,696	1,306,332
Charles River Laboratories International, Inc.(a)	10,995	2,683,880
Clearwater Analytics Holdings, Inc., Class A(a)	70,094	1,370,338
Cloudflare, Inc., Class A(a)	26,435	2,048,713
Core & Main Inc. - Class A(a)	30,901	1,652,276
Cross Creek LP(a)(b)	700,000	512,201
DexCom, Inc.(a)	12,120	821,978
DigitalOcean Holdings, Inc.(a)	77,203	2,557,735
Dorman Products, Inc.(a)	5,692	576,998
Elastic N.V.(a)	31,822	3,489,918
EMCOR Group, Inc.	1,083	406,602
Ensign Group, Inc. (The)	8,212	1,155,839
Etsy, Inc.(a)	26,612	1,733,506
Evercore, Inc., Class A	4,994	1,250,448
Fastenal Company	19,522	1,381,182
FirstCash Holdings, Inc.	9,503	1,060,535
Five Below, Inc.(a)	7,423	539,949
Floor & Décor Holdings, Inc., Class A(a)	10,864	1,064,672

	Shares	Fair Value
COMMON STOCKS — 97.96% (continued)
United States — 87.22% (continued)
FormFactor, Inc.(a)	21,358	$1,143,934
Global Industrial Company	44,778	1,561,857
Goosehead Insurance, Inc., Class A(a)	24,483	2,210,570
GQG Partners Inc	401,671	783,942
Grocery Outlet Holding Corporation(a)	41,320	808,219
HealthEquity, Inc.(a)	12,332	967,815
Herc Holdings, Inc.(a)	14,181	2,209,967
Houlihan Lokey, Inc.	12,413	1,865,053
HubSpot, Inc.(a)	1,860	924,476
IDEXX Laboratories, Inc.(a)	3,432	1,634,044
Insulet Corporation(a)	7,067	1,373,471
JFrog Ltd.(a)	74,356	2,867,168
KKR & Company, Inc.	6,787	837,855
Littelfuse, Inc.	21,113	5,639,494
Lululemon Athletica, Inc.(a)	5,846	1,512,126
MarketAxess Holdings, Inc.	6,235	1,393,710
Marvell Technology, Inc.	19,268	1,290,571
Medpace Holdings, Inc.(a)	2,724	1,041,984
Modine Manufacturing Company(a)	4,637	545,589
Monolithic Power Systems, Inc.	1,611	1,390,438
MSCI, Inc.	1,282	693,254
Napco Security Technologies, Inc.(a)	9,530	531,869
Neogen Corporation(a)	107,003	1,822,261
NV5 Global, Inc.(a)	17,411	1,795,770
Ollie’s Bargain Outlet Holdings, Inc.(a)	13,407	1,309,060
P10 Inc	78,547	783,114
PACS Group Inc(a)	19,873	711,453
PagerDuty, Inc.(a)	48,425	1,013,535
Pennant Group, Inc. (The)(a)	58,743	1,751,129
Perella Weinberg Partners	113,800	2,150,820
Pjt Partners, Inc., Class A	22,797	3,030,633
Power Integrations, Inc.	9,607	701,695
Primoris Services Corporation	25,903	1,462,742
Qualys, Inc.(a)	9,065	1,351,954
Quanta Services, Inc.	1,728	458,577
Rexford Industrial Realty, Inc.	40,000	2,004,400
SentinelOne Inc(a)	20,205	462,695
Shoals Technologies Group, Inc., Class A(a)	143,961	935,747
Silicon Laboratories, Inc.(a)	22,889	2,749,656
Sitime Corporation(a)	13,999	1,987,158
Skechers U.S.A., Inc., Class A(a)	30,572	1,991,154
SPS Commerce, Inc.(a)	2,152	463,584
Terreno Realty Corporation	11,233	768,450
Texas Roadhouse, Inc.	8,881	1,550,711
TPG, Inc.	30,808	1,570,900
Tradeweb Markets, Inc., Class A	18,905	2,111,310
Trex Company, Inc.(a)	5,508	460,634
United Rentals, Inc.(a)	2,707	2,049,470
Veritiv Holdings Company	7,294	574,038
WillScott Mobile Mini Holding(a)	40,159	1,646,519
WW Grainger, Inc.	2,666	2,604,174
Yeti Holdings, Inc.(a)	32,379	1,338,872

Grandeur Peak US Stalwarts Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 97.96% (continued)
United States — 87.22%(continued)
Zscaler, Inc.(a)	5,858	$1,050,632
		114,833,405
Total Common Stocks (Cost $106,515,037)		128,992,956

	Shares	Fair Value
PREFERRED STOCKS — 0.48%
United States — 0.48%
Gusto Inc. Preferred Series E(a)(b)	20,595	$626,088

Total Preferred Stocks
(Cost $625,992)		626,088

Total Investments — 98.44%
(Cost $107,141,029)		129,619,044

Other Assets in Excess of Liabilities — 1.56%		2,049,623

NET ASSETS — 100.00%		$131,668,667

(a)	Non-income producing security.

(b)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as level 3 assets.

Sector Composition (July 31, 2024)
Technology	35.2%
Industrials	19.6%
Financials	14.4%
Health Care	11.4%
Consumer Discretionary	6.6%
Consumer Staples	6.5%
Real Estate	2.2%
Materials	1.5%
Listed Private Equity Investments	0.7%
Energy	0.3%
Other Assets in Excess of Liabilities	1.6%
Total	100%

Industry Composition (July 31, 2024)
Application Software	8.8%
It Services	7.1%
Semiconductor Devices	5.9%
Industrial Wholesale & Rental	5.2%
Electrical Components	4.2%
Mass Merchants	3.8%
Electronics Components	3.4%
Private Equity	3.3%
Institutional Brokerage	2.9%
Health Care Services	2.7%
Specialty & Generic Pharma	2.7%
Semiconductor Mfg	2.6%
Banks	2.5%
Investment Management	2.1%
Health Care Facilities	2.0%
Infrastructure Software	2.0%
Food & Drug Stores	1.9%
Medical Equipment	1.8%
Specialty Apparel Stores	1.7%
Wealth Management	1.6%
Flow Control Equipment	1.6%
Online Marketplace	1.5%
Semiconductor Manufacturing	1.5%
Health Care Supplies	1.2%
Industrial Owners & Developers	1.2%
Comml & Res Bldg Equipment & Sys	1.2%
Other Machinery & Equipment	1.0%
Industrial Reit	1.0%
Data & Transaction Processors	1.0%
Other Industries (each less than 1%)	19.8%
Other Assets in Excess of Liabilities	1.6%
Total	100%